Borrowings - Schedule of Group Borrowing (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 KHR (៛)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 KHR (៛)
Schedule of Group Borrowing [Line Items]
Borrowings	$ 5,088,600	$ 1,961,969			$ 7,184,114	$ 5,479,433
United States Dollar [Member]
Schedule of Group Borrowing [Line Items]
Borrowings	3,126,631				1,704,681
Hong Kong Dollar [Member]
Schedule of Group Borrowing [Line Items]
Borrowings	$ 1,961,969				$ 5,479,433